Expense Example, No Redemption - Prospectus #1	Calvert Emerging Markets Equity Fund Class A 1 Year	Calvert Emerging Markets Equity Fund Class A 3 Years	Calvert Emerging Markets Equity Fund Class A 5 Years	Calvert Emerging Markets Equity Fund Class A 10 Years	Calvert Emerging Markets Equity Fund Class C 1 Year	Calvert Emerging Markets Equity Fund Class C 3 Years	Calvert Emerging Markets Equity Fund Class C 5 Years	Calvert Emerging Markets Equity Fund Class C 10 Years	Calvert Emerging Markets Equity Fund Class I 1 Year	Calvert Emerging Markets Equity Fund Class I 3 Years	Calvert Emerging Markets Equity Fund Class I 5 Years	Calvert Emerging Markets Equity Fund Class I 10 Years	Calvert Emerging Markets Equity Fund Class R6 1 Year	Calvert Emerging Markets Equity Fund Class R6 3 Years	Calvert Emerging Markets Equity Fund Class R6 5 Years	Calvert Emerging Markets Equity Fund Class R6 10 Years	Calvert International Equity Fund Class A 1 Year	Calvert International Equity Fund Class A 3 Years	Calvert International Equity Fund Class A 5 Years	Calvert International Equity Fund Class A 10 Years	Calvert International Equity Fund Class C 1 Year	Calvert International Equity Fund Class C 3 Years	Calvert International Equity Fund Class C 5 Years	Calvert International Equity Fund Class C 10 Years	Calvert International Equity Fund Class I 1 Year	Calvert International Equity Fund Class I 3 Years	Calvert International Equity Fund Class I 5 Years	Calvert International Equity Fund Class I 10 Years	Calvert International Equity Fund Class R6 1 Year	Calvert International Equity Fund Class R6 3 Years	Calvert International Equity Fund Class R6 5 Years	Calvert International Equity Fund Class R6 10 Years	Calvert International Opportunities Fund Class A 1 Year	Calvert International Opportunities Fund Class A 3 Years	Calvert International Opportunities Fund Class A 5 Years	Calvert International Opportunities Fund Class A 10 Years	Calvert International Opportunities Fund Class C 1 Year	Calvert International Opportunities Fund Class C 3 Years	Calvert International Opportunities Fund Class C 5 Years	Calvert International Opportunities Fund Class C 10 Years	Calvert International Opportunities Fund Class I 1 Year	Calvert International Opportunities Fund Class I 3 Years	Calvert International Opportunities Fund Class I 5 Years	Calvert International Opportunities Fund Class I 10 Years	Calvert International Opportunities Fund Class R6 1 Year	Calvert International Opportunities Fund Class R6 3 Years	Calvert International Opportunities Fund Class R6 5 Years	Calvert International Opportunities Fund Class R6 10 Years
USD ($)	595	856	1,136	1,934	202	631	1,085	2,153	101	322	560	1,245	94	298	518	1,153	586	832	1,098	1,855	192	606	1,047	2,076	91	297	520	1,161	87	284	498	1,114	602	870	1,159	1,979	209	646	1,108	2,197	108	337	585	1,294	99	309	536	1,190